Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000237259 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.47%	15.02%	13.54%
C000238839 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.75%	10.89%	8.00%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%